Stock Options	12 Months Ended
Oct. 31, 2019
Stock Options
Stock Options

19.	Stock Options

i)	During the period ended October 31, 2019, the Company granted options to purchase 150,000 common shares of the Company to two consultants. Each option allows the holder to purchase one common share of the Company at a price of CAD$0.44 at any point prior to November 30, 2021.

The fair value of the options of $25,587 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	3.0 years
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies

ii)	During the period ended October 31, 2019, the Company granted options to purchase 500,000 common shares of the Company to two consultants. Each option allows the holder to purchase one common share of the Company at a price of CAD$0.44 at any point prior to January 1, 2022.

The fair value of the options of $86,493 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	3.0 years
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies

As at October 31, 2019, the following Stock Options were issued and outstanding (all prices are in Canadian Dollars unless otherwise noted):

Exercise Price	Stock Options Outstanding	Remaining Contractual Life (Years)	Expiry Date
$0.44	150,000	2.08	November 30, 2021
$0.44	500,000	2.17	January 1, 2022
	650,000	2.15